Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–163.27%(a)
Alabama–2.32%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 3,630	$ 4,325,960
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	185	194,150
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	940	1,147,134
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(b)	5.50%	01/01/2043	1,900	1,303,664
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	1,195	1,819,707
Series 2016 A, RB(c)	5.00%	09/01/2046	2,100	3,197,812
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	615	707,147
				12,695,574
Alaska–0.64%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/2041	3,465	3,518,217
Arizona–3.78%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,645	1,874,495
Arizona (State of) Industrial Development Authority;
Series 2019 A-2, RB	3.63%	05/20/2033	812	924,133
Series 2020 A, RB(d)	5.00%	12/15/2050	300	343,681
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2038	1,200	1,247,647
Series 2019 B, RB	5.13%	01/01/2054	60	58,833
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(d)	5.25%	07/01/2047	870	897,365
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,000	1,092,537
Series 2017, Ref. RB	5.00%	11/15/2045	665	710,346
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2054	165	189,797
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(d)	6.50%	07/01/2034	380	440,977
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,340	2,440,011
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(e)	5.00%	07/01/2042	1,160	1,398,524
Series 2017 A, RB(e)	5.00%	07/01/2047	1,855	2,236,972
Series 2020, RB(c)	5.00%	07/01/2049	2,250	2,804,528
Series 2020-XM0924, RB(c)	5.00%	07/01/2044	1,495	1,940,368
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(d)	5.00%	06/15/2052	270	286,894
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.38%	07/01/2052	885	931,711
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	600	845,809
				20,664,628
Arkansas–0.12%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	628,274
California–18.01%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements); Series 1997 C, RB (INS - AGM)(f)(g)	0.00%	09/01/2021	7,265	7,259,022
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(c)(h)(i)(j)	5.00%	04/01/2027	1,890	2,365,769
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2028	900	837,911
California (County of), CA Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	275	333,611
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	$ 8,390	$ 675,570
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	123,570
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,245	247,327
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	2,805	2,923,127
Series 2012, GO Bonds	5.00%	04/01/2042	2,060	2,140,539
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	2,220	2,295,349
Series 2013, GO Bonds	5.00%	04/01/2037	1,350	1,463,973
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,000	2,223,376
Series 2020-XM0909, GO Bonds(c)	3.00%	11/01/2050	1,750	1,882,465
Series 2020-XX1123, Ctfs.(c)(j)	4.00%	03/01/2046	2,245	2,670,701
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(d)	5.00%	04/01/2049	625	714,281
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	367	433,422
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	623	731,083
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(d)	5.00%	06/01/2048	145	163,080
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	940	1,151,846
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS -BAM)(f)	4.00%	05/15/2039	500	601,514
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(e)	5.00%	12/31/2038	1,110	1,356,263
Series 2018 A, RB(e)	5.00%	12/31/2043	1,500	1,825,813
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(e)	4.00%	07/15/2029	1,240	1,439,285
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	185	209,176
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(e)	5.00%	07/01/2027	1,005	1,079,617
Series 2012, RB(d)(e)	5.00%	07/01/2030	1,215	1,304,019
Series 2012, RB(d)(e)	5.00%	07/01/2037	2,685	2,837,201
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	655	743,780
Series 2016 A, RB(d)	5.00%	12/01/2041	1,030	1,164,010
Series 2016 A, RB(d)	5.25%	12/01/2056	750	846,478
California State University; Series 2020-XM0923, RB(c)	5.00%	11/01/2048	1,545	1,936,840
CSCDA Community Improvement Authority; Series 2021, RB(d)	4.00%	08/01/2056	375	408,173
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021-A, RB(d)	3.13%	08/01/2056	625	622,996
CSCDA Community Improvement Authority (Social Bonds); Series 2021 A-2, RB(d)	4.00%	09/01/2056	625	688,227
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	385	385,625
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(f)(g)	0.00%	01/15/2034	3,145	2,386,717
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,050	1,142,237
Series 2015, Ref. RB(h)(i)	5.00%	06/01/2025	1,650	1,947,797
Series 2015, Ref. RB	5.00%	06/01/2040	1,350	1,572,546
Series 2018 A-1, Ref. RB	5.00%	06/01/2035	1,015	1,224,679
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	875	906,175
Long Beach (City of), CA; Series 2020-XM0865, Ctfs.(c)	7.15%	05/15/2044	1,495	1,895,173
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB	5.00%	07/01/2037	1,200	1,261,909
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	435	688,252
Series 2009 B, RB	6.50%	11/01/2039	1,660	2,736,741
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	1,500	1,702,893
Oakland (Port of), CA; Series 2012 P, Ref. RB(e)(h)(i)	5.00%	05/01/2022	2,730	2,850,872
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, RB (INS - NATL)(f)(g)	0.00%	06/01/2021	9,000	9,000,000
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB(h)(i)	7.50%	12/01/2021	1,655	1,714,330
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds(h)(i)	5.00%	08/01/2021	4,490	4,526,492
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, Ref. RB(e)	5.00%	05/01/2036	$ 875	$ 1,099,041
Series 2019 A, Ref. RB(e)	5.00%	05/01/2039	1,760	2,194,954
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(c)(h)(i)	5.00%	11/01/2021	3,690	3,765,737
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	505	550,744
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	2,605	850,352
University of California;
Series 2018 AZ, Ref. RB(c)	4.00%	05/15/2048	1,780	2,056,222
Series 2020 BE, Ref. RB	4.00%	05/15/2047	1,740	2,069,758
Series 2021-XF1212, Revenue Ctfs.(c)	4.00%	05/15/2051	1,905	2,282,343
				98,511,003
Colorado–3.02%
Arkansas (State of) River Power Authority; Series 2006, RB(h)	5.88%	10/01/2026	925	1,077,076
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	780	856,269
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,410,486
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(h)(i)	5.00%	06/01/2027	435	540,334
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	690	679,700
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	542,411
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	542,039
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(c)(j)	5.00%	08/01/2044	935	1,156,068
Denver (City & County of), CO;
Series 2012 B, RB(h)(i)	5.00%	11/15/2022	1,400	1,498,711
Series 2018 A, Ref. RB(c)(e)	5.25%	12/01/2048	1,315	1,625,657
Series 2018 A-2, RB(g)	0.00%	08/01/2034	1,270	851,524
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	340	371,107
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	675	728,968
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	530	570,273
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	556,253
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	1,500	2,341,632
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	623,407
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	550,851
				16,522,766
District of Columbia–1.31%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	534,065
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	5,005	5,177,362
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,425,528
				7,136,955
Florida–9.84%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	370	426,738
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,001,818
Broward (County of), FL;
Series 2012 A, RB(h)(i)	5.00%	10/01/2022	2,460	2,620,577
Series 2013 C, RB(h)(i)	5.25%	10/01/2023	1,900	2,123,927
Series 2015 A, RB(e)	5.00%	10/01/2045	1,075	1,242,194
Series 2017, RB(c)(e)(j)	5.00%	10/01/2047	1,935	2,344,778
Series 2019 B, RB(e)	4.00%	09/01/2044	625	721,806
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(d)	6.00%	07/01/2045	190	203,799
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(c)(j)	5.00%	07/01/2049	1,775	2,220,056
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $976,983)(b)(d)(l)	7.75%	05/15/2035	1,000	680,000
County of Miami-Dade FL Water & Sewer System Revenue; Series 2021-XM0942, Revenue Ctfs.(c)	4.00%	10/01/2046	2,225	2,675,361
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(h)(i)	6.00%	04/01/2023	1,100	1,216,729
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,255	2,637,470
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(e)(h)(i)	5.13%	06/01/2021	$ 1,800	$ 1,800,000
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(d)(e)	7.38%	01/01/2049	490	532,011
Greater Orlando Aviation Authority; Series 2019 A, RB(e)	4.00%	10/01/2044	1,750	2,013,033
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(e)	5.00%	10/01/2048	1,555	1,920,920
JEA Electric System Revenue; Series 2012 3B, RB	5.00%	10/01/2039	155	157,309
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	485	527,534
Series 2020 A, Ref. RB	5.75%	08/15/2050	210	227,997
Series 2020 A, Ref. RB	5.75%	08/15/2055	790	853,172
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	310	311,827
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	791,060
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(e)(h)(i)	5.00%	10/01/2022	2,270	2,413,446
Series 2012 A, Ref. RB(e)(h)(i)	5.00%	10/01/2022	1,510	1,605,420
Series 2012 B, Ref. RB(h)(i)	5.00%	10/01/2022	870	926,789
Series 2012 B, Ref. RB(h)(i)	5.00%	10/01/2022	1,375	1,464,753
Series 2012 B, Ref. RB(h)(i)	5.00%	10/01/2022	1,450	1,544,649
Series 2016 A, Ref. RB	5.00%	10/01/2041	965	1,161,098
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	2,890	3,466,547
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	1,000	1,002,773
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. RB	6.13%	08/01/2042	185	185,653
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(e)	5.00%	10/01/2047	1,535	1,860,070
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2050	1,105	410,999
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	335	114,995
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	335	110,569
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	285	90,428
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	375	406,932
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB(h)(i)	5.00%	12/01/2024	1,125	1,306,675
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(c)	5.00%	10/01/2031	2,805	2,849,906
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	625	756,526
Reunion East Community Development District;
Series 2005, RB(b)(m)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	175	179,072
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	828	496,596
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,099,449
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	1,131,796
				53,835,259
Georgia–2.34%
Atlanta (City of), GA; Series 2015, Ref. RB(c)	5.00%	11/01/2040	6,015	7,005,308
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	2,265	2,437,050
Brookhaven Development Authority;
Series 2020, RB(c)(j)	4.00%	07/01/2044	845	994,537
Series 2020, RB(c)(j)	4.00%	07/01/2049	1,250	1,456,969
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	745	889,306
				12,783,170
Hawaii–2.76%
Hawaii (State of);
Series 2014 EO, GO Bonds	5.00%	08/01/2033	4,500	5,123,694
Series 2015 A, RB(e)	5.00%	07/01/2041	645	740,407
Series 2015 A, RB(e)	5.00%	07/01/2045	1,295	1,486,554
Series 2018 A, RB(e)	5.00%	07/01/2043	1,150	1,421,012
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–(continued)
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(h)	5.50%	07/01/2043	$ 2,500	$ 2,744,994
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,064,333
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB(c)	5.00%	07/01/2031	2,160	2,538,834
				15,119,828
Idaho–0.12%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	650	669,320
Illinois–18.46%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	555	556,052
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL)(f)(g)	0.00%	01/01/2029	1,710	1,493,933
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	795	893,941
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	325	364,264
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	260	290,783
Series 2011 A, RB(h)(i)	5.25%	01/01/2022	2,785	2,868,886
Series 2012 A, GO Bonds	5.00%	01/01/2033	625	637,059
Series 2012 A, GO Bonds (INS - BAM)(f)	5.00%	01/01/2033	1,190	1,213,585
Series 2012, RB	5.00%	01/01/2042	2,585	2,648,305
Series 2014, RB	5.00%	11/01/2044	665	751,844
Series 2014, Ref. RB	5.00%	01/01/2029	890	937,302
Series 2015 A, GO Bonds	5.50%	01/01/2033	2,590	2,929,176
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,886,788
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(e)	5.50%	01/01/2031	2,600	2,795,907
Series 2014 A, Ref. RB(e)	5.00%	01/01/2041	950	1,044,329
Chicago (City of), IL (O’Hare International Airport);
Series 2013, RB	5.75%	01/01/2038	1,900	2,051,872
Series 2015 C, RB(e)	5.00%	01/01/2046	645	730,484
Series 2015 D, RB	5.00%	01/01/2046	450	517,326
Series 2017 D, RB	5.25%	01/01/2042	1,035	1,275,891
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	475	559,540
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2032	535	671,123
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	639,901
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	750	797,227
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,335	1,598,380
Chicago (City of), IL Transit Authority;
Series 2011, RB(c)(h)(i)(j)	5.25%	12/01/2021	4,185	4,292,965
Series 2014, RB	5.00%	12/01/2044	2,590	2,966,750
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(f)	4.00%	01/01/2041	1,485	1,715,379
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	575	689,002
Illinois (State of);
Series 2013, GO Bonds (INS - AGM)(f)	5.25%	07/01/2029	1,660	1,818,647
Series 2014, GO Bonds	5.25%	02/01/2034	1,050	1,153,872
Series 2014, GO Bonds	5.00%	05/01/2035	355	390,324
Series 2014, GO Bonds	5.00%	05/01/2036	850	933,563
Series 2016, GO Bonds	5.00%	11/01/2036	895	1,039,775
Series 2017 C, GO Bonds	5.00%	11/01/2029	195	235,788
Series 2017 D, GO Bonds	5.00%	11/01/2024	115	132,073
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	2,270,912
Series 2018 A, GO Bonds	6.00%	05/01/2027	575	734,702
Series 2018 A, GO Bonds	5.00%	05/01/2030	935	1,140,183
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	1,550	1,574,306
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	435	461,645
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,335,233
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB(h)(i)	5.00%	03/01/2022	$ 5	$ 5,180
Series 2012, RB(h)(i)	5.00%	03/01/2022	995	1,031,253
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,100	1,231,079
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(e)	8.00%	06/01/2032	270	270,328
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	2,000	2,094,692
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	45	51,175
Series 2019 A, Ref. RB	5.00%	11/01/2049	410	460,935
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(d)(i)	4.75%	08/01/2030	620	661,042
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	2,086,260
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	991	998,176
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,002,002
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,821,102
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	158,146
Series 2017, Ref. RB	5.25%	02/15/2037	145	148,283
Series 2017, Ref. RB	5.25%	02/15/2047	620	624,808
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)(h)(i)	5.25%	04/01/2023	2,460	2,688,779
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(f)(g)	0.00%	12/15/2029	2,100	1,796,118
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	5,199,760
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	920	1,023,847
Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2032	840	932,962
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	3,125	3,343,133
Series 2014 C, RB(c)	5.00%	01/01/2039	3,760	4,301,013
Series 2015 A, RB(c)	5.00%	01/01/2040	1,500	1,743,316
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	1,000	1,478,083
Peoria (County of), IL; Series 2011, GO Bonds(c)	5.00%	12/15/2041	3,425	3,436,398
Peoria, Moline & Freeport (Cities of), IL; Series 1995 A, RB (CEP - GNMA)(e)	7.60%	04/01/2027	10	10,039
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(f)	6.50%	07/01/2030	1,685	2,281,391
Series 2002 A, RB (INS - NATL)(f)	6.00%	07/01/2029	860	1,151,240
Series 2018 B, RB	5.00%	06/01/2040	1,730	2,142,281
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(c)	5.00%	01/01/2048	3,135	3,751,542
				100,963,380
Indiana–2.56%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	2,550	2,591,806
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(e)	5.00%	07/01/2035	500	544,669
Series 2013 A, RB(e)	5.00%	07/01/2048	440	478,415
Series 2013, RB(e)	5.00%	07/01/2040	2,940	3,201,024
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	610	629,022
Series 2012 A, RB	5.00%	06/01/2039	2,550	2,622,398
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(h)(i)	5.25%	07/01/2023	1,000	1,105,238
Series 2016 A, Ref. RB	5.00%	01/01/2042	940	1,133,727
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(e)	6.75%	01/01/2034	1,500	1,693,685
				13,999,984
Iowa–1.58%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	310	320,115
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	965	1,056,861
Series 2013, Ref. RB(i)	5.25%	12/01/2037	965	1,065,407
Series 2019, Ref. RB	3.13%	12/01/2022	220	224,451
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	$ 375	$ 426,844
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2030	755	1,000,503
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	900	1,044,671
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,053
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,425	1,661,017
Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2065	10,165	1,795,465
				8,665,387
Kansas–0.25%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,215	1,349,884
Kentucky–2.29%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(i)(o)	1.43%	02/01/2025	530	534,810
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2047	835	888,713
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,515	1,690,510
Series 2015 A, RB	5.00%	01/01/2045	255	283,027
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	945	1,108,092
Series 2017 A, Ref. RB	5.00%	06/01/2045	775	886,418
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(i)	4.00%	02/01/2028	1,115	1,328,843
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,104,119
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(c)(f)(j)	5.00%	09/01/2044	2,860	3,577,387
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,111,232
				12,513,151
Louisiana–1.20%
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, RB (INS - AGM)(f)	5.25%	06/01/2033	2,000	2,190,947
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist) (Green Bonds); Series 2019, RB(d)	3.90%	11/01/2044	715	753,268
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	500	573,088
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(f)	5.00%	10/01/2043	335	410,909
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2031	235	235,724
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,245	1,298,694
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,050	1,094,462
				6,557,092
Maryland–0.99%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	342,858
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	590	700,032
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(h)(i)	5.00%	07/01/2024	1,205	1,378,932
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2038	500	581,129
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	935	1,226,111
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	746,018
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	405	431,906
				5,406,986
Massachusetts–1.44%
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	1,850	2,233,398
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	$ 2,525	$ 2,937,119
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(d)	5.00%	07/15/2036	235	283,540
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(e)	5.00%	07/01/2036	740	932,169
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. RB(h)(i)	5.00%	08/01/2021	1,500	1,512,140
				7,898,366
Michigan–4.19%
Academy of Warren; Series 2020 A, Ref. RB(d)	5.50%	05/01/2050	250	263,375
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)(f)(j)	5.00%	07/01/2043	1,590	1,787,494
Michigan (State of) Building Authority; Series 2020, Ref. VRD RB(p)	0.08%	10/15/2042	500	500,000
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(c)	5.00%	04/15/2041	2,190	2,607,886
Michigan (State of) Finance Authority; Series 2014 C-1, RB(h)(i)	5.00%	07/01/2022	950	1,000,366
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,415	1,647,220
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	615	760,072
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, Ref. RB (INS - AGM)(f)	5.00%	07/01/2031	2,500	2,841,633
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	475	539,284
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	475	540,067
Series 2015, Ref. RB	5.00%	07/01/2035	970	1,132,861
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	125	138,326
Series 2020, Ref. RB	5.00%	06/01/2045	360	392,815
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(h)(i)	5.00%	06/01/2024	1,740	1,982,149
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(c)(h)(j)	5.00%	12/01/2046	2,965	3,563,356
Michigan (State of) Hospital Finance Authority (Ascension Health); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,268,785
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB(e)	5.00%	06/30/2033	600	746,700
Oakland University; Series 2012, RB	5.00%	03/01/2032	1,145	1,181,763
				22,894,152
Minnesota–0.35%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	400	428,709
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	925	1,143,982
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	315	338,656
				1,911,347
Mississippi–0.23%
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(f)	5.00%	01/01/2048	1,010	1,234,567
Missouri–1.51%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	810,303
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,691,507
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(e)	5.00%	03/01/2046	900	1,102,873
Series 2019 B, RB (INS - AGM)(e)(f)	5.00%	03/01/2049	745	915,802
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	423,520
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	296,306
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,247,028
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,565	1,771,426
				8,258,765
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–1.57%
Central Plains Energy Project (No. 3);
Series 2012, RB(q)	5.25%	09/01/2037	$ 1,000	$ 1,062,612
Series 2012, RB(q)	5.00%	09/01/2042	3,250	3,443,373
Series 2017 A, Ref. RB	5.00%	09/01/2034	155	214,133
Series 2017 A, Ref. RB	5.00%	09/01/2042	1,610	2,386,212
Central Plains Energy Project (No. 4); Series 2018, RB(i)	5.00%	01/01/2024	1,345	1,491,466
				8,597,796
New Hampshire–0.39%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,340	2,139,756
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	1	1,185
				2,140,941
New Jersey–6.87%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(f)	5.75%	11/01/2028	685	847,153
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(c)(f)(j)	5.50%	09/01/2022	2,820	3,004,456
Series 2021, RB	4.00%	06/15/2037	900	1,058,413
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(e)	5.13%	09/15/2023	500	529,649
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(e)	5.00%	10/01/2037	715	839,145
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(e)	5.38%	01/01/2043	2,000	2,241,428
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(e)	5.00%	12/01/2024	830	956,330
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(f)(g)	0.00%	12/15/2037	1,500	1,042,949
Series 2010 D, RB	5.00%	12/15/2023	1,700	1,903,143
Series 2011 B, RB(h)(i)	5.50%	06/15/2021	790	791,522
Series 2014, RB	5.00%	06/15/2030	685	863,016
Series 2015 AA, RB	5.25%	06/15/2033	1,150	1,327,660
Series 2018 A, Ref. RB	5.00%	12/15/2024	355	411,788
Series 2018 A, Ref. RB	5.00%	12/15/2032	925	1,158,684
Series 2018 A, Ref. RB	5.00%	12/15/2036	440	546,655
Series 2018 A, Ref. RN(c)(j)	5.00%	06/15/2029	1,190	1,416,497
Series 2018 A, Ref. RN(c)(j)	5.00%	06/15/2030	405	479,710
Series 2018 A, Ref. RN(c)(j)	5.00%	06/15/2031	565	667,404
Series 2022 AA, Ref. RB	5.00%	06/15/2036	1,370	1,695,730
Subseries 2016 A-1, RN	5.00%	06/15/2028	770	921,510
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(h)(i)	5.00%	07/01/2022	2,600	2,737,844
New Jersey Economic Development Authority; Series 2004 A, RB(c)(h)	5.25%	07/01/2026	6,625	8,162,917
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(e)	5.00%	12/01/2023	925	976,131
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	1,880	2,246,567
Series 2018 A, Ref. RB	5.25%	06/01/2046	625	761,577
				37,587,878
New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	300	335,333
New York–20.26%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(d)(e)	5.25%	12/31/2033	200	218,801
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	2,072,462
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(c)(f)	4.00%	02/15/2047	2,470	2,758,270
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	1,425	1,528,719
Series 2016 A, Ref. RB	5.25%	11/15/2032	465	572,117
Series 2016 B, Ref. RB	5.00%	11/15/2037	110	131,229
Series 2019 A, RB (INS - AGM)(c)(f)	4.00%	11/15/2046	1,995	2,290,840
Series 2020 A-2, RB	4.00%	02/01/2022	870	891,693
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.00%	11/15/2041	$ 1,510	$ 1,766,152
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	450	500,708
Series 2020 A-1, RB (INS - BAM)(f)	4.00%	11/15/2053	295	341,293
Series 2020 C-1, RB	5.25%	11/15/2055	995	1,241,130
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB(c)(e)(j)	5.00%	09/15/2028	2,460	3,114,120
New York (City of), NY;
Series 2020-XM0925, GO Bonds(c)	5.00%	08/01/2043	1,730	2,206,780
Series 2021-XM0937, Revenue Ctfs.(c)	4.00%	03/01/2047	1,935	2,297,749
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(f)	3.00%	03/01/2049	1,875	1,978,268
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(c)	5.00%	06/15/2045	5,515	5,780,845
Series 2013 DD, RB	5.00%	06/15/2035	1,000	1,095,123
Series 2020 GG-1, RB(c)	5.00%	06/15/2050	3,225	4,111,486
New York (City of), NY Transitional Finance Authority; Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	925	1,169,493
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	3,118,206
New York (State of) Dormitory Authority;
Series 2018 E, RB(c)	5.00%	03/15/2045	4,260	5,340,724
Series 2021-XM0939, Revenue Ctfs.(c)	4.00%	03/15/2042	3,180	3,810,018
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(h)(i)	5.00%	02/15/2023	7,900	8,559,825
Series 2014 C, RB(c)	5.00%	03/15/2040	4,210	4,717,381
Series 2018 A, Ref. RB	5.25%	03/15/2038	925	1,189,486
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(c)	5.00%	12/15/2031	2,785	3,119,778
New York City (City of), NY Transitional Finance Authority; Series 2020-XF2864, Ctfs.(c)	4.00%	11/01/2045	2,490	2,925,066
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(d)	5.00%	11/15/2044	4,375	4,841,600
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	2,000	2,067,962
New York Power Authority; Series 2020-XF0956, Ctfs.(c)	4.00%	11/15/2050	2,750	3,230,875
New York State Thruway Authority;
Series 2020-XM0830, Ctfs.(c)	4.00%	01/01/2050	4,030	4,659,905
Series 2020-XX1127, Ctfs. (INS - AGM)(c)(f)(j)	4.00%	01/01/2050	1,950	2,274,857
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(e)	5.00%	08/01/2021	1,540	1,551,799
Series 2020, Ref. RB(e)	5.25%	08/01/2031	490	585,284
Series 2020, Ref. RB(e)	5.38%	08/01/2036	705	885,168
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(e)	5.00%	08/01/2026	1,285	1,294,401
Series 2016, Ref. RB(e)	5.00%	08/01/2031	1,000	1,007,074
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(e)	5.00%	01/01/2031	180	220,123
Series 2018, RB(e)	5.00%	01/01/2033	1,565	1,903,411
Series 2018, RB(e)	5.00%	01/01/2034	1,285	1,559,030
Series 2018, RB(e)	4.00%	01/01/2036	1,125	1,283,304
Series 2018, RB(e)	5.00%	01/01/2036	335	405,441
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(e)	5.00%	10/01/2040	1,495	1,890,197
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(e)	5.00%	07/01/2046	2,465	2,789,369
Series 2016 A, RB(e)	5.25%	01/01/2050	1,355	1,539,988
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,295	1,306,749
Tender Option Bond Trust Receipts/Certificates; Series 2021-XF2932, Revenue Ctfs.(c)	5.00%	06/15/2048	1,485	1,896,533
Triborough Bridge & Tunnel Authority; Series 2020-XL0169, Revenue Ctfs.(c)	5.00%	05/15/2051	1,620	2,094,618
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	5.00%	11/15/2051	500	643,586
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	2,000,319
				110,779,355
North Carolina–2.82%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(i)	5.00%	12/01/2028	625	807,755
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(p)	0.01%	01/15/2048	$ 2,000	$ 2,000,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(e)	5.00%	06/30/2054	1,810	1,992,712
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(c)(h)(i)	5.00%	10/01/2025	7,265	8,698,305
University of North Carolina at Chapel Hill (University of North Carolina Hospital); Series 2019, RB	5.00%	02/01/2049	1,230	1,899,329
				15,398,101
North Dakota–0.64%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	1,615	1,863,845
Series 2017 C, RB	5.00%	06/01/2048	1,440	1,651,808
				3,515,653
Ohio–7.82%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	645	761,127
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	820	908,384
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,670	2,762,208
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,095	1,299,338
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	405	479,961
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	355	421,369
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	2,365	2,737,903
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	6,125	7,100,333
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	6,405	1,031,680
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	900	972,509
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	590	632,160
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,290	1,531,919
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB(c)(h)(i)(j)	5.00%	11/15/2021	2,685	2,745,038
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(h)(i)	8.00%	07/01/2022	765	824,597
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(h)(i)	5.25%	06/01/2022	2,750	2,890,272
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,135	1,259,141
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	1,885	2,268,004
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(h)(i)	6.25%	06/01/2021	875	875,000
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,250	1,448,424
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,003,739)(d)(l)	6.00%	04/01/2038	1,025	493,597
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(e)(f)	5.00%	12/31/2039	615	697,774
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(e)(i)	2.60%	10/01/2029	1,000	1,063,601
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(d)(e)	4.25%	01/15/2038	440	496,718
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2008 B4, Ref. VRD RB(p)	0.01%	01/01/2043	5,440	5,440,000
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,245	1,611,671
				42,752,728
Oklahoma–1.93%
Edmond Public Works Authority;
Series 2017, RB(c)	5.00%	07/01/2042	2,035	2,471,938
Series 2017, RB(c)	5.00%	07/01/2047	1,985	2,397,595
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	3,745	4,612,747
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 12/24/2018; Cost $1,386,455)(b)(l)	5.00%	08/01/2052	1,485	1,084,050
				10,566,330
Oregon–0.65%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	375	415,601
University of Oregon; Series 2020, RB(c)(j)	5.00%	04/01/2050	2,500	3,161,681
				3,577,282
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–2.94%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	$ 625	$ 707,674
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,210,046
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(g)	0.00%	10/01/2036	500	300,419
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	561,915
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB(k)	4.75%	12/01/2037	740	835,675
Series 2018 A-2, RB	5.00%	12/01/2048	890	1,100,889
Series 2018 B, RB	5.25%	12/01/2048	875	1,103,346
Subseries 2014 A-2, RB(k)	5.13%	12/01/2039	1,000	1,075,142
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,750	2,154,533
Pennsylvania (State of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2040	600	726,607
Pennsylvania (State of) Turnpike Commission;
Series 2021 A, RB	4.00%	12/01/2043	340	403,924
Series 2021 A, RB	4.00%	12/01/2044	375	443,676
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	840	1,020,905
Series 2017 B, Ref. RB(e)	5.00%	07/01/2047	2,190	2,640,954
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(d)	5.00%	06/15/2040	110	129,739
Series 2020, Ref. RB(d)	5.00%	06/15/2050	210	244,292
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	545	659,172
Series 2017 A, Ref. RB	5.00%	09/01/2047	645	766,048
				16,084,956
Puerto Rico–5.22%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,575	2,636,491
Series 2002, RB	5.63%	05/15/2043	1,110	1,115,769
Series 2005 A, RB(g)	0.00%	05/15/2050	4,515	709,326
Series 2005 B, RB(g)	0.00%	05/15/2055	2,000	178,370
Series 2008 A, RB(g)	0.00%	05/15/2057	11,190	746,800
Series 2008 B, RB(g)	0.00%	05/15/2057	18,675	977,638
Puerto Rico (Commonwealth of); Series 2003 C-7, Ref. GO Bonds (INS - NATL)(f)	6.00%	07/01/2027	300	309,456
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB	5.00%	07/01/2033	130	137,201
Series 2012 A, RB	5.13%	07/01/2037	1,185	1,252,400
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,440	1,554,904
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	550	593,900
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	480	518,331
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(f)	4.75%	07/01/2038	500	507,667
Series 2007 CC, Ref. RB (INS - AGM)(f)	5.25%	07/01/2033	920	1,044,268
Series 2007 N, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	575	627,722
Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2034	900	1,010,548
Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2036	800	872,365
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2024	1,510	1,552,824
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	$ 335	$ 301,092
Series 2018 A-1, RB(g)	0.00%	07/01/2029	785	668,912
Series 2018 A-1, RB(g)	0.00%	07/01/2031	1,830	1,442,664
Series 2018 A-1, RB(g)	0.00%	07/01/2033	650	474,740
Series 2018 A-1, RB(g)	0.00%	07/01/2046	3,745	1,219,260
Series 2018 A-1, RB(g)	0.00%	07/01/2051	11,375	2,689,996
Series 2018 A-1, RB	4.75%	07/01/2053	1,015	1,141,026
Series 2018 A-1, RB	5.00%	07/01/2058	2,965	3,382,488
Series 2019 A-2, RB	4.33%	07/01/2040	815	904,265
				28,570,423
Rhode Island–0.11%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	530	602,592
South Carolina–1.22%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(h)(i)	5.25%	08/01/2023	1,200	1,331,333
South Carolina (State of) Ports Authority;
Series 2015, RB(e)(h)(i)	5.25%	07/01/2025	2,620	3,117,365
Series 2015, RB(e)(h)(i)	5.25%	07/01/2025	180	214,170
Series 2015, RB(e)(h)(i)	5.25%	07/01/2025	850	1,011,359
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	890	1,016,277
				6,690,504
South Dakota–0.49%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,235	1,405,513
Series 2015, Ref. RB	5.00%	11/01/2045	1,100	1,280,010
				2,685,523
Tennessee–2.69%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,295	1,595,841
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL)(f)(g)	0.00%	07/01/2026	12,525	11,630,041
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	715	871,431
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(e)	5.00%	07/01/2049	490	609,668
				14,706,981
Texas–15.16%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,600	1,705,958
Board of Regents of the University of Texas System; Series 2020 A, Ref. RB	3.50%	08/15/2050	1,145	1,439,766
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	530	663,916
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,250	1,460,005
Dallas-Fort Worth (Cities of), TX International Airport; Series 2013 A, RB(e)	5.00%	11/01/2030	1,000	1,064,039
Harris (County of), TX Metropolitan Transit Authority; Series 2011 A, RB(c)(h)(i)(j)	5.00%	11/01/2021	2,000	2,040,880
Houston (City of), TX; Series 2011 D, RB(c)(h)(i)	5.00%	11/15/2021	3,150	3,220,436
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(e)	5.00%	07/15/2028	375	450,344
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(e)	4.75%	07/01/2024	1,990	2,088,074
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(d)	5.50%	08/15/2045	1,015	1,109,106
Lower Colorado River Authority;
Series 2012 A, Ref. RB	5.00%	05/15/2039	2,270	2,364,663
Series 2012-A, Ref. RB(h)(i)	5.00%	05/15/2022	5	5,227
Matagorda (County of), TX Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC)(e)(f)	5.13%	11/01/2028	5,000	6,319,223
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(e)	4.63%	10/01/2031	2,305	2,443,852
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	193,495
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	1,099,644
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2047	$ 1,000	$ 681,677
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	1,105,719
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	2,505	2,784,458
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(d)	10.00%	12/01/2025	195	206,819
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	370	399,869
Series 2017, Ref. RB	5.00%	01/01/2047	460	495,931
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	1,870	2,029,923
North Texas Tollway Authority;
Series 2011 A, RB(h)(i)	5.50%	09/01/2021	3,180	3,222,351
Series 2015 B, Ref. RB(c)(j)	5.00%	01/01/2040	7,525	8,062,654
San Antonio (City of), TX;
Series 2013, RB(h)(i)	5.00%	02/01/2023	2,000	2,157,636
Series 2021 A, RB	5.00%	02/01/2049	1,000	1,288,537
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(c)	5.00%	02/15/2047	2,585	3,093,561
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,610	1,745,107
Series 2016, Ref. RB	5.00%	05/15/2045	755	811,629
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (Acquired 07/27/2007; Cost $1,000,000)(b)(l)	5.63%	11/15/2027	1,000	450,000
Series 2007, RB (Acquired 12/07/2007; Cost $527,418)(b)(l)	5.75%	11/16/2037	585	263,250
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	335	272,194
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,504,423)(l)	6.38%	02/15/2048	1,490	1,220,401
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	60	69,191
Series 2020, Ref. RB	6.75%	11/15/2051	60	68,910
Series 2020, Ref. RB	6.88%	11/15/2055	60	69,180
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,210	3,852,320
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,290	1,533,573
Series 2019, RB(g)	0.00%	08/01/2040	1,500	725,132
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(h)(i)	5.00%	08/15/2022	3,310	3,505,323
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	2,650	1,517,598
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	955	522,157
Series 2015 C, Ref. RB	5.00%	08/15/2042	2,980	3,317,029
Texas (State of) Water Development Board (State Water Implementation Revenue Fund); Series 2017 A, RB	4.00%	10/15/2035	210	248,789
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,960	4,643,676
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(e)	5.00%	12/31/2055	870	978,736
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(e)	7.00%	12/31/2038	1,150	1,312,911
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(e)	5.00%	06/30/2058	1,780	2,184,203
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	410	412,792
				82,921,864
Utah–1.21%
Salt Lake (City of), UT;
Series 2017 A, RB(c)(e)	5.00%	07/01/2047	2,065	2,488,880
Series 2018 A, RB(e)	5.00%	07/01/2048	885	1,071,675
Series 2018 A, RB(e)	5.25%	07/01/2048	1,185	1,454,558
Utah (County of), UT; Series 2016 B, RB(c)	4.00%	05/15/2047	1,515	1,622,711
				6,637,824
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.25%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	$ 475	$ 476,073
Series 2010 A, RB	5.00%	10/01/2029	890	892,010
				1,368,083
Virginia–2.43%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	935	1,432,975
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	245	239,096
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(e)	5.00%	01/01/2040	280	287,377
Series 2019, RB(e)	5.00%	01/01/2044	1,480	1,518,643
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(e)	6.00%	01/01/2037	680	719,639
Series 2012, RB(e)	5.50%	01/01/2042	2,705	2,843,604
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(e)	5.00%	07/01/2034	2,735	2,807,576
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(e)	5.00%	12/31/2049	610	735,145
Series 2017, RB(e)	5.00%	12/31/2052	1,285	1,546,139
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,000	1,151,677
				13,281,871
Washington–4.39%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB(e)	5.50%	07/01/2025	1,675	1,681,904
Kalispel Tribe of Indians; Series 2018 B, RB(d)	5.00%	01/01/2032	700	821,328
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	2,250	2,661,167
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2030	2,265	2,391,853
Washington (State of); Series 2019 A, GO Bonds(c)	5.00%	08/01/2042	1,400	1,761,238
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, GO Bonds(c)(h)(i)	5.00%	06/01/2021	2,700	2,700,000
Series 2011 C, GO Bonds(c)(h)(i)	5.00%	06/01/2021	645	645,000
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	875	1,060,245
Series 2018, RB(c)(j)	5.00%	07/01/2048	3,130	3,780,975
Series 2018, RB	5.00%	07/01/2048	625	741,309
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(c)(j)	5.00%	08/01/2044	2,710	3,343,813
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	325	344,656
Series 2016 A, Ref. RB(d)	5.00%	07/01/2051	270	285,922
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,777,779
				23,997,189
West Virginia–0.13%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(d)	7.50%	06/01/2043	625	693,596
Wisconsin–4.33%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)	6.75%	08/01/2031	685	766,792
Series 2017, RB(d)	6.75%	12/01/2042	1,595	1,829,059
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(c)(j)	5.00%	03/01/2046	2,880	3,393,467
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	5.13%	06/15/2039	465	509,951
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB(e)	5.38%	11/01/2021	500	501,863
Series 2007 B, RB(e)	5.75%	11/01/2037	460	461,839
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2055	4,730	1,362,400
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	18,280	4,180,908
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,778,301
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB(h)(i)	5.00%	08/15/2022	$ 1,400	$ 1,481,737
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(d)	6.13%	02/01/2050	310	342,752
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.38%	01/01/2048	490	411,457
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,433,713
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,425,704
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	775,058
				23,655,001
Wyoming–0.38%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(c)(h)(i)	5.00%	01/01/2027	1,675	2,071,610
TOTAL INVESTMENTS IN SECURITIES(r)–163.27% (Cost $820,590,076)					892,957,469
FLOATING RATE NOTE OBLIGATIONS–(24.64)%
Notes with interest and fee rates ranging from 0.57% to 0.85% at 05/31/2021 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(s)					(134,760,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.49)%					(216,000,000)
OTHER ASSETS LESS LIABILITIES–0.86%					4,718,113
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$546,915,582
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $3,780,966, which represented less than 1% of the Trust’s Net Assets.
(c)	Underlying security related to TOB Trusts entered into by the Trust.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $33,824,886, which represented 6.18% of the Trust’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $38,597,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Restricted security. The aggregate value of these securities at May 31, 2021 was $4,191,298, which represented less than 1% of the Trust’s Net Assets.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(p)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(q)	Security subject to crossover refunding.
(r)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.19%

(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Trust’s investments with a value of $221,804,076 are held by TOB Trusts and serve as collateral for the $134,760,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$892,460,871	$496,598	$892,957,469
Invesco Advantage Municipal Income Trust II